Schedule of Investments (unaudited) March 31, 2022	BlackRock Enhanced Capital and Income Fund, Inc. (CII) (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 1.2%
CH Robinson Worldwide, Inc.	104,301	$11,234,261

Automobiles — 1.8%
General Motors Co.(a)	382,081	16,712,223

Banks — 2.8%
First Citizens BancShares, Inc., Class A	16,520	10,995,712
JPMorgan Chase & Co.	112,901	15,390,664

		26,386,376

Capital Markets — 3.0%
Intercontinental Exchange, Inc.	106,727	14,100,771
Morgan Stanley	161,281	14,095,960

		28,196,731

Chemicals — 3.8%
Axalta Coating Systems Ltd.(a)	305,175	7,501,201
Corteva, Inc.	488,148	28,058,747

		35,559,948

Communications Equipment — 1.1%
Ciena Corp.(a)	164,522	9,974,969

Construction & Engineering — 1.3%
Quanta Services, Inc.	92,748	12,206,564

Consumer Finance — 1.1%
Ally Financial, Inc.	42,766	1,859,466
Capital One Financial Corp.	67,080	8,806,933

		10,666,399

Containers & Packaging — 1.4%
Sealed Air Corp.	195,860	13,114,786

Diversified Financial Services — 2.9%
Berkshire Hathaway, Inc., Class B(a)	76,998	27,173,364

Entertainment — 1.5%
World Wrestling Entertainment, Inc., Class A	228,654	14,277,156

Food Products — 1.5%
Mondelez International, Inc., Class A	226,300	14,207,114

Health Care Providers & Services — 7.4%
Anthem, Inc.	31,725	15,583,954
Humana, Inc.	18,308	7,967,092
Laboratory Corp. of America Holdings(a)	63,295	16,688,360
UnitedHealth Group, Inc.	57,173	29,156,515

		69,395,921

Health Care Technology — 0.7%
Veeva Systems, Inc., Class A(a)	29,226	6,209,356

Hotels, Restaurants & Leisure — 0.7%
Las Vegas Sands Corp.(a)	172,808	6,717,047

Insurance — 1.7%
Progressive Corp.	140,020	15,960,880

Interactive Media & Services(a) — 8.3%
Alphabet, Inc., Class A(b)	20,859	58,016,181
Meta Platforms, Inc., Class A	85,709	19,058,253

		77,074,434

Internet & Direct Marketing Retail — 5.6%
Amazon.com, Inc.(a)(b)	16,124	52,563,434

Security	Shares	Value

IT Services — 5.8%
Fidelity National Information Services, Inc.	130,731	$13,128,007
FleetCor Technologies, Inc.(a)	65,492	16,311,438
Visa, Inc., Class A(b)	111,790	24,791,668

		54,231,113

Life Sciences Tools & Services — 1.3%
Avantor, Inc.(a)	367,410	12,425,806

Machinery — 4.6%
Caterpillar, Inc.	82,530	18,389,335
Fortive Corp.	231,083	14,079,887
Otis Worldwide Corp.	129,997	10,003,269

		42,472,491

Media — 3.2%
Comcast Corp., Class A	452,002	21,162,734
Fox Corp., Class A	221,208	8,726,655

		29,889,389

Multiline Retail — 3.6%
Dollar General Corp.	71,218	15,855,264
Dollar Tree, Inc.(a)	110,942	17,767,361

		33,622,625

Oil, Gas & Consumable Fuels — 4.9%
ConocoPhillips(b)	206,388	20,638,800
EQT Corp.	736,797	25,353,185

		45,991,985

Personal Products — 1.1%
Unilever PLC, ADR	219,888	10,020,296

Pharmaceuticals — 3.0%
Novo Nordisk A/S, ADR	98,683	10,958,747
Sanofi, ADR	333,072	17,099,916

		28,058,663

Real Estate Management & Development — 1.3%
CBRE Group, Inc., Class A(a)	132,484	12,124,936

Road & Rail — 2.0%
Norfolk Southern Corp.	64,610	18,428,064

Semiconductors & Semiconductor Equipment — 5.8%
Analog Devices, Inc.	96,290	15,905,182
Applied Materials, Inc.	120,830	15,925,394
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	180,480	18,816,845
Teradyne, Inc.	28,400	3,357,732

		54,005,153

Software — 8.3%
CDK Global, Inc.	245,284	11,940,425
Microsoft Corp.(b)	211,971	65,352,779

		77,293,204

Specialty Retail — 2.6%
Bath & Body Works, Inc.	153,560	7,340,168
Ross Stores, Inc.	181,318	16,402,026

		23,742,194

Technology Hardware, Storage & Peripherals — 5.4%
Apple, Inc.(b)	286,348	49,999,224

Total Long-Term Investments — 100.7% (Cost: $604,533,075)		939,936,106

1

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Enhanced Capital and Income Fund, Inc. (CII) (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities

Money Market Funds — 1.0%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.21%(c)(d)	9,660,631	$9,660,631

Total Short-Term Securities — 1.0% (Cost: $9,660,631)		9,660,631

Total Investments Before Options Written — 101.7% (Cost: $614,193,706)		949,596,737

Options Written — (1.5)% (Premiums Received: $(11,916,186))		(14,418,094)

Total Investments, Net of Options Written — 100.2% (Cost: $602,277,520)		935,178,643

Liabilities in Excess of Other Assets — (0.2)%		(1,464,327)

Net Assets — 100.0%		$933,714,316

(a)	Non-income producing security.
(b)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(c)	Affiliate of the Trust.
(d)	Annualized 7-day yield as of period end.

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended March 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/22	Shares Held at 03/31/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$10,297,753	$—	$(637,122	)(a)	$—	$—	$9,660,631	9,660,631	$1,217	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Apple, Inc.	130	04/01/22	USD	180.00	USD	2,270	$(715)
Fox Corp., Class A	220	04/01/22	USD	45.00	USD	868	(5,500)
Humana, Inc.	87	04/01/22	USD	435.00	USD	3,786	(25,230)
Ross Stores, Inc.	151	04/01/22	USD	103.00	USD	1,366	(9,060)
UnitedHealth Group, Inc.	40	04/01/22	USD	485.00	USD	2,040	(106,100)
Anthem, Inc.	57	04/08/22	USD	455.00	USD	2,800	(212,325)
Apple, Inc.	364	04/08/22	USD	170.00	USD	6,356	(206,570)
Bath & Body Works, Inc.	463	04/08/22	USD	58.00	USD	2,213	(6,945)
Berkshire Hathaway, Inc., Class B	163	04/08/22	USD	330.00	USD	5,752	(385,087)
Capital One Financial Corp.	426	04/08/22	USD	137.00	USD	5,593	(32,163)
Comcast Corp., Class A	440	04/08/22	USD	49.00	USD	2,060	(2,860)
ConocoPhillips	186	04/08/22	USD	96.01	USD	1,860	(90,051)
Facebook, Inc., Class A	62	04/08/22	USD	225.00	USD	1,379	(21,235)
Fox Corp., Class A	705	04/08/22	USD	40.00	USD	2,781	(28,200)
General Motors Co.	332	04/08/22	USD	49.00	USD	1,452	(1,826)
Humana, Inc.	26	04/08/22	USD	445.00	USD	1,131	(5,980)
JPMorgan Chase & Co.	172	04/08/22	USD	145.00	USD	2,345	(2,236)
Morgan Stanley	436	04/08/22	USD	93.00	USD	3,811	(8,066)
Norfolk Southern Corp.	110	04/08/22	USD	265.00	USD	3,137	(235,950)
Ross Stores, Inc.	77	04/08/22	USD	95.00	USD	697	(7,315)

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Enhanced Capital and Income Fund, Inc. (CII)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call (continued)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	14	04/08/22	USD	118.00	USD	146	$(70)
UnitedHealth Group, Inc.	34	04/08/22	USD	495.00	USD	1,734	(63,495)
Visa, Inc., Class A	149	04/08/22	USD	225.00	USD	3,304	(31,589)
Amazon.com, Inc.	8	04/14/22	USD	3,130.00	USD	2,608	(128,340)
Anthem, Inc.	75	04/14/22	USD	480.00	USD	3,684	(126,750)
Apple, Inc.	205	04/14/22	USD	170.00	USD	3,580	(131,712)
Applied Materials, Inc.	354	04/14/22	USD	145.00	USD	4,666	(16,638)
Applied Materials, Inc.	36	04/14/22	USD	135.00	USD	474	(9,666)
Avantor, Inc.	263	04/14/22	USD	37.80	USD	889	(629)
Axalta Coating Systems Ltd.	645	04/14/22	USD	30.00	USD	1,585	(12,900)
Bath & Body Works, Inc.	74	04/14/22	USD	55.00	USD	354	(851)
Capital One Financial Corp.	244	04/14/22	USD	145.00	USD	3,203	(7,320)
Caterpillar, Inc.	136	04/14/22	USD	220.00	USD	3,030	(80,920)
CBRE Group, Inc., Class A	861	04/14/22	USD	95.00	USD	7,880	(62,422)
Ciena Corp.	230	04/14/22	USD	70.00	USD	1,394	(690)
Comcast Corp., Class A	489	04/14/22	USD	47.50	USD	2,289	(20,538)
Corteva, Inc.	234	04/14/22	USD	52.45	USD	1,345	(120,247)
Dollar General Corp.	61	04/14/22	USD	210.00	USD	1,358	(79,910)
EQT Corp.	207	04/14/22	USD	25.44	USD	712	(188,032)
Fidelity National Information Services, Inc.	118	04/14/22	USD	105.00	USD	1,185	(9,735)
First Citizens BancShares, Inc., Class A	24	04/14/22	USD	810.00	USD	1,597	(2,880)
FleetCor Technologies, Inc.	366	04/14/22	USD	250.00	USD	9,116	(181,170)
Fortive Corp.	814	04/14/22	USD	68.00	USD	4,960	(2,678)
Fox Corp., Class A	512	04/14/22	USD	42.00	USD	2,020	(7,680)
General Motors Co.	294	04/14/22	USD	55.00	USD	1,286	(735)
Humana, Inc.	3	04/14/22	USD	440.00	USD	131	(1,710)
JPMorgan Chase & Co.	113	04/14/22	USD	135.00	USD	1,540	(40,680)
Laboratory Corp. of America Holdings	213	04/14/22	USD	280.00	USD	5,616	(17,040)
Las Vegas Sands Corp.	116	04/14/22	USD	46.00	USD	451	(870)
Las Vegas Sands Corp.	406	04/14/22	USD	37.00	USD	1,578	(105,763)
Microsoft Corp.	336	04/14/22	USD	330.00	USD	10,359	(21,000)
Mondelez International, Inc., Class A	400	04/14/22	USD	65.00	USD	2,511	(4,000)
Norfolk Southern Corp.	90	04/14/22	USD	280.00	USD	2,567	(79,650)
Otis Worldwide Corp.	165	04/14/22	USD	84.00	USD	1,270	(1,054)
Otis Worldwide Corp.	244	04/14/22	USD	80.00	USD	1,878	(19,520)
Progressive Corp.	692	04/14/22	USD	110.00	USD	7,888	(352,920)
Quanta Services, Inc.	357	04/14/22	USD	105.20	USD	4,698	(951,726)
Sanofi, ADR	451	04/14/22	USD	55.00	USD	2,315	(4,510)
Sealed Air Corp.	251	04/14/22	USD	65.00	USD	1,681	(69,025)
Unilever PLC, ADR	519	04/14/22	USD	54.26	USD	2,365	(1)
Veeva Systems, Inc., Class A	123	04/14/22	USD	190.00	USD	2,613	(283,515)
World Wrestling Entertainment, Inc., Class A	431	04/14/22	USD	60.00	USD	2,691	(146,540)
Alphabet Inc., Class A	33	04/22/22	USD	2,750.00	USD	9,178	(292,050)
Amazon.com, Inc.	1	04/22/22	USD	3,060.00	USD	326	(23,083)
Analog Devices, Inc.	303	04/22/22	USD	170.00	USD	5,005	(85,597)
Apple, Inc.	378	04/22/22	USD	170.00	USD	6,600	(309,015)
Apple, Inc.	130	04/22/22	USD	180.00	USD	2,270	(27,690)
Applied Materials, Inc.	203	04/22/22	USD	145.00	USD	2,676	(21,011)
Ciena Corp.	283	04/22/22	USD	58.00	USD	1,716	(101,172)
Comcast Corp., Class A	142	04/22/22	USD	49.00	USD	665	(2,485)
Dollar Tree, Inc.	129	04/22/22	USD	160.00	USD	2,066	(56,760)
General Motors Co.	333	04/22/22	USD	49.00	USD	1,457	(7,493)
Humana, Inc.	3	04/22/22	USD	440.00	USD	131	(2,280)
JPMorgan Chase & Co.	73	04/22/22	USD	145.00	USD	995	(6,570)
Microsoft Corp.	410	04/22/22	USD	300.00	USD	12,641	(555,550)
Norfolk Southern Corp.	219	04/22/22	USD	285.00	USD	6,246	(156,585)
Ross Stores, Inc.	76	04/22/22	USD	97.00	USD	687	(4,560)
Visa, Inc., Class A	51	04/22/22	USD	220.00	USD	1,131	(35,828)
Corteva, Inc.	310	04/26/22	USD	51.50	USD	1,782	(211,721)
Analog Devices, Inc.	28	04/29/22	USD	160.00	USD	463	(25,620)
Anthem, Inc.	75	04/29/22	USD	515.00	USD	3,684	(53,625)
Berkshire Hathaway, Inc., Class B	170	04/29/22	USD	355.00	USD	5,999	(107,950)

3

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Enhanced Capital and Income Fund, Inc. (CII)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call (continued)
Ciena Corp.	293	04/29/22	USD	62.00	USD	1,776	$(38,237)
Comcast Corp., Class A	184	04/29/22	USD	47.00	USD	861	(21,896)
Comcast Corp., Class A	142	04/29/22	USD	48.00	USD	665	(10,721)
ConocoPhillips	358	04/29/22	USD	96.00	USD	3,580	(229,120)
Dollar General Corp.	144	04/29/22	USD	230.00	USD	3,206	(32,040)
Dollar Tree, Inc.	129	04/29/22	USD	160.00	USD	2,066	(65,145)
Facebook, Inc., Class A	92	04/29/22	USD	230.00	USD	2,046	(74,290)
General Motors Co.	45	04/29/22	USD	47.00	USD	197	(3,915)
JPMorgan Chase & Co.	121	04/29/22	USD	140.00	USD	1,649	(29,766)
Morgan Stanley	147	04/29/22	USD	93.00	USD	1,285	(14,847)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	237	04/29/22	USD	110.00	USD	2,471	(42,542)
Unilever PLC, ADR	161	04/29/22	USD	51.00	USD	734	(10,549)
UnitedHealth Group, Inc.	163	04/29/22	USD	495.00	USD	8,313	(394,460)
Amazon.com, Inc.	8	05/06/22	USD	3,380.00	USD	2,608	(71,540)
Analog Devices, Inc.	6	05/06/22	USD	175.00	USD	99	(1,425)
Apple, Inc.	334	05/06/22	USD	180.00	USD	5,832	(131,930)
Applied Materials, Inc.	192	05/06/22	USD	145.00	USD	2,531	(37,536)
Caterpillar, Inc.	127	05/06/22	USD	225.00	USD	2,830	(89,217)
ConocoPhillips	373	05/06/22	USD	101.00	USD	3,730	(158,525)
Dollar Tree, Inc.	129	05/06/22	USD	165.00	USD	2,066	(44,505)
JPMorgan Chase & Co.	82	05/06/22	USD	145.00	USD	1,118	(9,799)
Las Vegas Sands Corp.	195	05/06/22	USD	43.00	USD	758	(19,598)
Microsoft Corp.	372	05/06/22	USD	320.00	USD	11,469	(226,920)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	73	05/06/22	USD	115.00	USD	761	(7,556)
Visa, Inc., Class A	38	05/06/22	USD	235.00	USD	843	(11,703)
Alphabet Inc., Class A	40	05/20/22	USD	2,820.00	USD	11,125	(411,400)
Amazon.com, Inc.	12	05/20/22	USD	3,200.00	USD	3,912	(232,950)
Apple, Inc.	319	05/20/22	USD	170.00	USD	5,570	(315,810)
Avantor, Inc.	937	05/20/22	USD	37.50	USD	3,169	(37,480)
Axalta Coating Systems Ltd.	423	05/20/22	USD	27.00	USD	1,040	(22,208)
Berkshire Hathaway, Inc., Class B	167	05/20/22	USD	340.00	USD	5,894	(327,737)
Ciena Corp.	263	05/20/22	USD	65.00	USD	1,595	(26,695)
Comcast Corp., Class A	185	05/20/22	USD	47.50	USD	866	(24,143)
ConocoPhillips	424	05/20/22	USD	100.00	USD	4,240	(226,840)
Corteva, Inc.	823	05/20/22	USD	56.00	USD	4,731	(300,326)
Dollar General Corp.	44	05/20/22	USD	230.00	USD	980	(17,380)
EQT Corp.	560	05/20/22	USD	29.00	USD	1,927	(358,400)
Fidelity National Information Services, Inc.	300	05/20/22	USD	110.00	USD	3,013	(57,000)
First Citizens BancShares, Inc., Class A	29	05/20/22	USD	750.00	USD	1,930	(21,025)
FleetCor Technologies, Inc.	59	05/20/22	USD	250.00	USD	1,469	(64,605)
Fortive Corp.	688	05/20/22	USD	62.33	USD	4,192	(143,175)
Intercontinental Exchange, Inc.	366	05/20/22	USD	140.00	USD	4,836	(49,410)
JPMorgan Chase & Co.	172	05/20/22	USD	150.00	USD	2,345	(17,544)
Laboratory Corp. of America Holdings	198	05/20/22	USD	280.00	USD	5,220	(64,845)
Las Vegas Sands Corp.	406	05/20/22	USD	44.00	USD	1,578	(41,209)
Microsoft Corp.	259	05/20/22	USD	315.00	USD	7,985	(247,992)
Mondelez International, Inc., Class A	294	05/20/22	USD	62.50	USD	1,846	(61,740)
Morgan Stanley	465	05/20/22	USD	100.00	USD	4,064	(19,995)
Novo Nordisk A/S, ADR	641	05/20/22	USD	115.00	USD	7,118	(200,312)
Otis Worldwide Corp.	435	05/20/22	USD	80.00	USD	3,347	(75,037)
Progressive Corp.	218	05/20/22	USD	110.00	USD	2,485	(143,880)
Quanta Services, Inc.	306	05/20/22	USD	125.00	USD	4,027	(333,540)
Ross Stores, Inc.	22	05/20/22	USD	100.00	USD	199	(2,640)
Sanofi, ADR	263	05/20/22	USD	51.00	USD	1,350	(31,865)
Sealed Air Corp.	1,022	05/20/22	USD	72.00	USD	6,843	(129,576)
Unilever PLC, ADR	89	05/20/22	USD	47.50	USD	406	(5,563)
UnitedHealth Group, Inc.	134	05/20/22	USD	510.00	USD	6,834	(264,650)
Visa, Inc., Class A	77	05/20/22	USD	210.00	USD	1,708	(130,707)
World Wrestling Entertainment, Inc., Class A	528	05/20/22	USD	60.00	USD	3,297	(269,280)
EQT Corp.	559	06/17/22	USD	35.00	USD	1,924	(184,470)
Sanofi, ADR	451	06/17/22	USD	55.00	USD	2,315	(27,060)
Veeva Systems, Inc., Class A	66	06/17/22	USD	200.00	USD	1,402	(152,130)

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Enhanced Capital and Income Fund, Inc. (CII)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Visa, Inc., Class A	76	06/17/22	USD	235.00	USD	1,685	$(47,310)
World Wrestling Entertainment, Inc., Class A	528	06/17/22	USD	60.00	USD	3,297	(308,880)

							$(14,041,771)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Intercontinental Exchange, Inc.	BNP Paribas SA	32,700	04/08/22	USD	130.50	USD	4,320	$(90,837)
Ally Financial, Inc.	Citibank N.A.	15,200	04/12/22	USD	51.36	USD	661	(234)
Corteva, Inc.	Citibank N.A.	34,100	04/29/22	USD	53.18	USD	1,960	(166,744)
Ally Financial, Inc.	Barclays Bank PLC	27,500	05/02/22	USD	45.85	USD	1,196	(30,379)
Fidelity National Information Services, Inc.	Royal Bank of Canada	11,700	05/12/22	USD	95.43	USD	1,175	(88,129)

								$(376,323)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$939,936,106	$—	$—	$939,936,106
Short-Term Securities
Money Market Funds	9,660,631	—	—	9,660,631

	$949,596,737	$—	$—	$949,596,737

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(11,860,141)	$(2,557,953)	$—	$(14,418,094)

(a)	Derivative financial instruments are options written. Options written are shown at value.

5

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Enhanced Capital and Income Fund, Inc. (CII)

Currency Abbreviation

USD	United States Dollar

Portfolio Abbreviation

ADR	American Depositary Receipt

S C H E D U L E O F I N V E S T M E N T S	6